Income Taxes - Schedule of Statutory Tax Rate Applicable to Income Tax Expense (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Tax Rate Applicable to Income Tax Expense [Abstract]
Net income (loss) before tax	$ (186,839)	$ 41,281,557	$ 9,889,155
Provision for income taxes at Vietnam statutory income tax rate (20%)	(37,368)	8,256,311	1,997,831
Effect of non-deductible expenses	29,844	1,835	99,413
Effect of preferential income taxes	7,524	(1,740,475)	(2,097,244)
Effect of different income tax rates in other jurisdictions		(5,951,672)
Effect of changes in tax rates		(259,743)
Effect of changes in valuation allowance		474,982
Effective income tax expenses		$ 781,238